Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 4,436	$ 4,591	$ 1,545
Restricted deposits	22	20	21
Trade receivables	7	10	14
Other accounts receivable	574	289	371
Current maturities of long-term loan	451	451
Loans to related parties			644
Inventory	67	75	154
Total current assets	5,557	5,436	2,749
NON-CURRENT ASSETS:
Intangible assets, net	12,433	1,170	1,383
Investment in an associate accounted for using the equity method			640
Investments in financial assets	487	997	326
Property and equipment, net	14	19	41
Total non-current assets	12,934	2,186	2,390
Total assets	18,491	7,622	5,139
CURRENT LIABILITIES:
Trade payables	842	783	808
Other payables	276	270	210
Related parties	802	504
Convertible debentures and promissory note	2,336		2,086
Current maturities of long-term loans	343	356
Warrants			1,568
Accrued legal contingency	340	340	341
Earn-out liability – current portion	1,426
Lease liability			25
Total current liabilities	6,365	2,253	5,038
NON-CURRENT LIABILITIES
Earn-out liability	563
Related party	292	222	182
Total non-current liabilities	855	222	182
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	78,079	76,481	71,012
Reserve from share-based payment transactions	7,213	6,613	6,012
Warrants	6,218	5,190	5,190
Foreign currency translation reserve	1,907	1,907	497
Transactions with non-controlling interests	3,053	1,202	810
Accumulated deficit	(92,525)	(87,154)	(84,303)
Equity attributable to owners of the Company	3,945	4,239	(782)
Non-controlling interests	7,326	908	701
Total equity (deficiency)	11,271	5,147	(81)
Total liabilities and equity	$ 18,491	$ 7,622	$ 5,139